Revenue - Accounting policy (Details) R in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jul. 25, 2018 ZAR (R)	Jul. 25, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2022 ZAR (R) $ / oz	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2016 USD ($)	Jun. 10, 2019 ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received | R				R 24	R 65	R 771
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing				1 month
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing				4 months
Wheaton Precious Metals International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received	R 6,555	$ 500	$ 500
Additional monthly amounts receivable, as a percent				18.00%
Wheaton Precious Metals International | Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement				100.00%
Wheaton Precious Metals International | Palladium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement				4.50%
BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement				23.00%
Deferred revenue advance received | $							$ 50
Additional monthly amounts receivable, as a percent				20.00%
Deferred income including contract liabilities recognised as of acquisition date | R								R 628
BTT streaming revenue | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement				23.00%
Additional monthly amounts receivable, as a percent				16.00%
PGM (4E) basket price (R/oz) | $ / oz				106
BTT streaming revenue | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement				38.00%
Additional monthly amounts receivable, as a percent				20.00%
PGM (4E) basket price (R/oz) | $ / oz				280
BTT streaming revenue | PGMs | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement							23.00%
BTT streaming revenue | PGMs | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement							38.00%